Land use rights, net (Schedule Of Land Use Right) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Gross carrying amount	¥ 3,632,101		¥ 3,845,254
Less: accumulated amortization	(1,378,202)		(751,642)
Land use right, net	2,245,962	$ 344,209	¥ 3,082,259
Land Use Rights [Member]
Gross carrying amount	1,924,563
Less: accumulated amortization	(236,115)
Land use right, net	¥ 1,688,448